AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 39.2%
Financials - 15.3%
Air Lease Corp.
MTN, 3.000%, 02/01/30	$2,073,000	$2,008,717
Ally Financial, Inc.
8.000%, 11/01/31	1,404,000	1,902,717
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	973,000	931,648
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	1,600,000	1,836,799
The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	955,452
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	460,000	484,725
The Bank of Nova Scotia (Canada)
(SOFR + 0.545%), 0.594%, 03/02/26[3]	3,986,000	3,971,675
Boston Properties, LP
3.400%, 06/21/29	1,841,000	1,903,913
Crown Castle International Corp.
4.000%, 03/01/27	1,800,000	1,913,740
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,726,000	2,838,180
JPMorgan Chase & Co.
(SOFR + 0.580%), 0.629%, 03/16/24[3]	1,962,000	1,965,898
(SOFR + 0.765%), 0.814%, 09/22/27[3]	1,928,000	1,928,443
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	1,409,000	1,419,568
The Toronto-Dominion Bank, MTN (Canada)
(SOFR + 0.350%), 0.399%, 09/10/24[3]	1,951,000	1,951,254
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then SOFR + 4.502%), 5.013%, 04/04/51[1,3]	1,411,000	1,807,397

Total Financials		27,820,126
Industrials - 22.4%
Ashtead Capital, Inc.
1.500%, 08/12/26[4]	986,000	950,132
AT&T, Inc.
4.300%, 12/15/42	1,710,000	1,833,559
Block Financial LLC
3.875%, 08/15/30	1,767,000	1,824,745
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	1,808,000	1,906,414
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29	2,000,000	1,883,288
	Principal Amount	Value

CommonSpirit Health
3.347%, 10/01/29	$1,767,000	$1,823,132
CVS Health Corp.
5.125%, 07/20/45	1,735,000	2,109,781
Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,512,000	1,836,294
Discovery Communications LLC
3.950%, 03/20/28	1,766,000	1,862,260
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	2,032,156
Freeport-McMoRan, Inc.
4.625%, 08/01/30	1,719,000	1,788,362
GLP Capital LP/GLP Financing II, Inc.
5.375%, 04/15/26	2,610,000	2,819,374
HCA, Inc.
4.125%, 06/15/29	842,000	896,933
4.500%, 02/15/27	874,000	941,003
Merck & Co., Inc.
1.900%, 12/10/28	1,897,000	1,856,171
Microsoft Corp.
2.525%, 06/01/50	2,165,000	1,959,680
Parker-Hannifin Corp.
3.250%, 06/14/29	1,773,000	1,832,548
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	933,069
Sonoco Products Co.
2.850%, 02/01/32	1,852,000	1,826,437
Sysco Corp.
2.400%, 02/15/30	2,284,000	2,220,782
Verizon Communications, Inc.
3.875%, 02/08/29	3,403,000	3,664,531
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	1,593,000	1,801,396

Total Industrials		40,602,047
Utilities - 1.5%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	978,000	1,004,895
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	2,024,000	1,812,334

Total Utilities		2,817,229

Total Corporate Bonds and Notes (Cost $72,574,662)		71,239,402
Municipal Bonds - 7.3%
California State General Obligation, School Improvements 7.550%, 04/01/39	2,410,000	3,860,630
JobsOhio Beverage System Series B, 4.532%, 01/01/35	1,705,000	2,000,968

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Municipal Bonds - 7.3% (continued)
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	$1,775,000	$2,255,435
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	2,017,000	1,976,343
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	2,935,000	3,150,162

Total Municipal Bonds (Cost $12,449,887)		13,243,538
U.S. Government and Agency Obligations - 48.0%
Fannie Mae - 19.1%
FNMA
2.000%, 02/01/36 to 10/01/50	2,239,527	2,224,720
3.000%, 06/01/38	465,436	483,820
3.500%, 03/01/30 to 03/01/48	9,790,288	10,351,352
4.000%, 03/01/44 to 01/01/51	8,804,734	9,480,859
4.500%, 04/01/39 to 07/01/48	9,723,372	10,665,308
5.000%, 07/01/47	1,390,562	1,556,832

Total Fannie Mae		34,762,891
Freddie Mac - 10.7%
FHLMC
2.500%, 10/01/34 to 08/01/50	4,809,505	4,908,313
3.000%, 11/01/49 to 03/01/50	4,599,031	4,753,116
3.500%, 10/01/45	4,478,081	4,750,110
4.000%, 07/01/48 to 09/01/50	1,578,392	1,691,648
5.000%, 07/01/44	1,483,732	1,665,065
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	1,563,285	1,661,866

Total Freddie Mac		19,430,118
U.S. Treasury Obligations - 18.2%
U.S. Treasury Bonds
1.875%, 02/15/51	4,302,000	4,074,465
	Principal Amount	Value

U.S. Treasury Bonds
2.250%, 05/15/41	$6,512,000	$6,585,260
3.125%, 05/15/48	1,598,000	1,917,350
5.000%, 05/15/37	2,459,000	3,466,998
6.250%, 08/15/23	4,918,000	5,311,440
6.750%, 08/15/26	3,054,000	3,741,269
U.S. Treasury Floating Rate Note
(U.S. Treasury 3 month Bill Money Market Yield + 0.049%), 0.289%, 01/31/23[3]	1,964,000	1,965,787
United States Treasury Notes
2.000%, 11/30/22	5,852,000	5,913,492

Total U.S. Treasury Obligations		32,976,061

Total U.S. Government and Agency Obligations (Cost $87,391,547)		87,169,070
Foreign Government Obligation - 0.8%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $1,382,976)	1,385,000	1,365,527

Short-Term Investments - 3.8%
Repurchase Agreements - 3.8%
Fixed Income Clearing Corp., dated 01/31/22, due 02/01/22, 0.03% total to be received $7,000,006 (collateralized by a U.S. Treasury, 3.125%, 05/15/48, totaling $7,039,152)	7,000,000	7,000,000

Total Short-Term Investments (Cost $7,000,000)		7,000,000
Total Investments - 99.1% (Cost $180,799,072)		180,017,537
Other Assets, less Liabilities - 0.9%		1,603,134
Net Assets - 100.0%		$181,620,671

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $950,132 or 0.5% of net assets.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$71,239,402	—	$71,239,402
Municipal Bonds†	—	13,243,538	—	13,243,538
U.S. Government and Agency Obligations†	—	87,169,070	—	87,169,070
Foreign Government Obligation	—	1,365,527	—	1,365,527
Short-Term Investments
Repurchase Agreements	$7,000,000	—	—	7,000,000
Total Investments in Securities	$7,000,000	$173,017,537	—	$180,017,537

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.